ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Receivables [Abstract]
Schedule of accounts receivable

Accounts receivable, net, is as follows:

	March 31, 2019	September 30, 2018
Accounts receivable	$162,500	$65,100
Allowance for doubtful accounts	(8,100)	(1,800)
Accounts receivable, net	$154,400	$63,300

Accounts receivable, net, is as follows:

	September 30,	September 30,
	2018	2017
Accounts receivable	$65,100	$7,500
Allowance for doubtful accounts	(1,800)	(1,000)
Accounts receivable, net	$63,300	$6,500